Note 5 - Personnel Expenses, Including Share-based Remuneration - RSUs and Option Activities (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Statement Line Items [Line Items]
Outstanding at period start, options	150,000	150,000
Granted during the year, options	40,000	0
Forfeited during the year, options	(90,000)	0
Exercised during the year, options	0	0
Expired during the year, options	0	0
Outstanding at period end, options	100,000	150,000
RSU [member]
Statement Line Items [Line Items]
Outstanding at period start, RSUs	1,916,740	2,983,940
Granted during the year, RSUs	1,990,825	401,818
Forfeited during the year, RSUs	(154,700)	(346,200)
Exercised during the year, RSUs	(1,086,340)	(1,122,818)
Expired during the year, RSUs	0	0
Outstanding at period end, RSUs	2,666,525	1,916,740
Options and RSUs [member]
Statement Line Items [Line Items]
Outstanding at period start, total (in shares)	2,066,740	3,133,940
Granted during the year, total (in shares)	2,030,825	401,818
Forfeited during the year, total (in shares)	(244,700)	(346,200)
Exercised during the year, total (in shares)	(1,086,340)	(1,122,818)
Expired during the year, total (in shares)	0	0
Outstanding at period end, total (in shares)	2,766,525	2,066,740